OTHER BORROWED FUNDS (Details)	12 Months Ended						12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 EUR (€)		Jan. 20, 2011 TRY	Dec. 31, 2011 Fixed Rate Finansbank I [Member] EUR (€)		Dec. 31, 2011 Fixed Rate Finansbank Ii [Member] EUR (€)		Dec. 31, 2011 Floating Rate Finansbank I [Member] EUR (€)		Dec. 31, 2011 Floating Rate Finansbank Ii [Member] EUR (€)
Short Term Borrowings Details [Abstract]
Other borrowed funds, facilities with a maturity of one year or less.	$ 1,224,991,000	€ 925,971,000		€ 1,111,663,000	[1]
Finansbank's EURO dual tranche term loan facility (signed on December 2, 2010), with one year maturity.		210,600,000		352,000,000
Finansbank's USD dual tranche term loan facility (signed on December 2, 2010), with one year maturity.	220,500,000		333,000,000
The weighted average interest rate of other borrowed funds.	2.61%	2.61%	2.29%	2.29%
Issuing of bank bonds with maturity of up to 1 year by Finansbank						1,000,000
Maturity of bonds issuing by Finansbank						1
Short Term Debt Instrument [Line Items]
Short Term Debt Issuance Date							November 2, 2011	[2]	November 30, 2011	[2]	November 30, 2011		November 30, 2011	[3]
Short Term Maturity Date							30-Apr-12	[2]	May 2012	[2]	November 2012		November 2012	[3]
Short Term Face Amount							150,000,000	[2]	200,000,000	[2]	210,600,000	[3]	220,500,000	[3]
Short Term Debt Own Held By Group							€ 34,800,000	[2]	€ 37,000,000	[2]	€ 0		€ 0	[3]
Short Term Debt Interest Rate							Fixed rate of 10.66%	[2]	Fixed rate of 10.45%	[2]	Libor plus 0.7%.		Libor plus 0.7%.	[3]
Short Term Debt Frequency Of Payment							Single payment at maturity including capital amount	[2]	Single payment at maturity including capital amount	[2]	Quarterly		Quarterly	[3]
Short Term Debt Instrument Interest Rate Stated Percentage							10.66%		10.45%		0.70%		0.70%
Short Term Debt Instance Currency							TL	[2]	TL	[2]	EUR		USD	[3]

[1]	As restated. See Note 43 for more information.
[2]	On January 20, 2011, Finansbank obtained the required permissions from legal authorities regarding the issuing of bank bonds with maturity of up to one year in the domestic market valued up to TL 1,000,000.
[3]	On December 2, 2010, Finansbank signed a dual tranche term loan facility amounting to USD 333.0 million and EUR 352.0 million with a one year maturity which was amended on November 30, 2011, based on which, the dual tranche amounts of USD 333.0 million and EUR 352.0 million were replaced with USD 220.5 million and EUR 210.6 million, respectively.